ACCRUED EXPENSES AND OTHER LIABILITIES	12 Months Ended
Dec. 31, 2023
Payables and Accruals [Abstract]
ACCRUED EXPENSES AND OTHER LIABILITIES	ACCRUED EXPENSES AND OTHER LIABILITIES

	December 31,
	2023	2022
Payroll and related expenses	$200,820	$197,480
Accrued expenses	162,953	141,144
Government authorities	162,306	171,217
Other	2,581	13,610
	$528,660	$523,451